AST PRUDENTIAL CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 102.1%
Asset-Backed Securities — 20.2%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	4,300	$ 4,485,465
Series 2020-02, Class C
1.480%	02/18/26	1,600	1,620,967
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	3,600	3,850,174
Series 2019-02A, Class A, 144A
3.350%	09/22/25	6,300	6,651,943
Series 2019-03A, Class A, 144A
2.360%	03/20/26	11,600	11,844,546
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,500	5,621,007
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	900	902,100
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,705	10,690,132
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	10,512	11,165,243
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	115	115,624
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	4,600	4,710,124
Series 2019-01A, Class A, 144A
3.630%	09/14/27	11,100	12,123,800
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	2,200	2,226,695
			76,007,820
Collateralized Loan Obligations — 13.4%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.662%(c)	04/20/32	15,000	14,985,643
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	5,000	4,999,752
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.375%(c)	07/15/31	5,000	4,947,764
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/32	16,000	15,826,186
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A
—%(p)	10/25/31	15,000	15,000,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.555%(c)	07/15/29	2,500	$ 2,487,282
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.611%(c)	10/21/32	10,000	9,974,889
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.625%(c)	10/15/28	6,500	6,491,083
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.635%(c)	07/15/32	10,000	9,960,605
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A
—%(p)	10/15/33	25,000	25,000,000
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.313%(c)	07/17/28	9,900	9,842,233
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.350%(c)	05/17/31	5,000	4,930,630
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.615%(c)	10/15/32	1,000	997,905
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.672%(c)	10/18/26	1,248	1,247,423
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.632%(c)	10/20/32	10,000	9,973,780
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.930%(c)	07/20/31	20,000	19,999,654
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.312%(c)	04/20/31	7,000	6,912,888
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.395%(c)	07/15/31	10,000	9,904,561
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.285%(c)	04/15/31	15,000	14,778,501
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.505%(c)	10/15/29	15,000	14,929,195
A1

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.452%(c)	10/20/31	8,000	$ 7,922,882
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.548%(c)	04/15/33	10,000	9,909,055
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.105%(c)	04/15/27	11,655	11,607,572
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.736%(c)	10/17/31^	14,650	14,650,000
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.070%(c)	10/15/31	10,000	9,876,506
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.355%(c)	04/25/31	15,000	14,931,927
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.646%(c)	10/23/32	41,500	40,933,446
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.516%(c)	10/12/30	1,422	1,400,412
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.395%(c)	07/15/31	10,000	9,840,974
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.325%(c)	04/26/31	15,100	14,996,462
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.602%(c)	07/20/32	8,000	7,992,218
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
1.353%(c)	04/17/31	24,804	24,377,290
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.283%(c)	07/17/29	9,874	9,753,720
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.662%(c)	07/20/32	12,500	12,425,560
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.403%(c)	01/17/31	4,000	3,952,209
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.371%(c)	07/16/31	6,000	5,932,751
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.425%(c)	07/15/31	10,000	$ 9,939,161
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.432%(c)	10/20/31	15,000	14,909,451
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.445%(c)	07/15/31	16,750	16,552,817
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.315%(c)	01/26/31	4,000	3,961,110
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.513%(c)	01/17/30	6,692	6,626,970
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	15,964	15,806,209
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	01/25/31	5,000	4,957,265
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	5,549	5,445,124
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.373%(c)	07/17/31	8,750	8,637,392
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.612%(c)	07/20/32	10,000	9,946,342
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/29	7,610	7,595,045
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.225%(c)	04/15/29	14,686	14,563,389
			522,633,233
Consumer Loans — 0.9%
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27	5,800	5,731,964
Series 2019-02A, Class A, 144A
2.780%	04/20/28	3,900	3,942,747
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	1,900	1,933,187

A2

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32		1,500	$ 1,504,081
Series 2020-02A, Class A, 144A
1.750%	09/14/35		5,500	5,540,101
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		4,800	4,881,133
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		3,700	3,764,734
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		2,600	2,648,363
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		3,900	3,926,198
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23		1,470	1,434,740
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	08/25/25		1,800	1,736,707
				37,043,955
Credit Cards — 0.4%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		6,800	8,215,904
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A
—%(p)	11/15/28	GBP	5,045	6,509,816
				14,725,720
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,900	7,391,364
Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
0.788%(c)	05/25/34		935	891,452
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
0.973%(c)	08/25/33		209	207,280
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.848%(c)	06/25/34		1,506	1,462,613
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	12/25/34		953	921,703
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 0.750%)
1.648%(c)	03/25/43	701	$ 700,347
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.240%)
0.628%(c)	01/25/34	2,620	2,488,602
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.848%(c)	09/25/34	709	677,066
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	04/25/34	1,470	1,457,393
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.168%(c)	10/25/33	99	98,559
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
0.888%(c)	01/25/34	1,305	1,279,613
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
1.723%(c)	11/25/32	329	328,800
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
0.788%(c)	08/25/33	794	756,087
			11,269,515
Manufactured Housing — 0.2%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	6,160	6,314,848
Other — 0.4%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24	15,400	14,524,364
Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
0.748%(c)	02/25/34	208	194,893
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.928%(c)	10/25/34	763	749,711
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6
4.634%(cc)	03/25/35	5	5,371

A3

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	11/25/34		616	$ 616,297
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		44	44,932
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,816	1,843,413
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		3,038	3,045,110
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		905	913,141
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
2.623%(c)	06/25/34		707	709,838
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)
1.993%(c)	01/25/35		658	660,638
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
0.988%(c)	08/25/34		341	339,494
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.088%(c)	09/25/34		2,124	2,078,453
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	8,133	8,963,921
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,909	1,978,513
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		5,188	5,394,479
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	10/25/59		2,011	2,010,978
				29,549,182
Student Loans — 1.7%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	01/25/41		297	296,972
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		4,552	4,705,798
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		2,614	2,673,053
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68		4,700	4,907,768
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		9,709	10,009,684
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-D, Class 1PT, 144A
2.592%(cc)	01/16/46		16,684	$ 17,190,451
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		14,029	14,402,983
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,500	5,652,816
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		7,200	7,474,703
				67,314,228

Total Asset-Backed Securities (cost $780,631,368)				786,774,229
Bank Loans — 0.2%
Pharmaceuticals — 0.1%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.750%(c)	04/13/26	EUR	2,200	2,571,330
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.000%(c)	04/20/26		862	832,174
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	1,744	1,936,003
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	583	653,023
Term B, 3 Month GBP LIBOR + 4.750%
4.811%(c)	02/06/25	GBP	790	963,006
				4,384,206

Total Bank Loans (cost $7,286,808)				6,955,536
Commercial Mortgage-Backed Securities — 19.1%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61		11,300	13,132,716
Series 2019-BN20, Class A2
2.758%	09/15/62		17,000	18,673,004
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.874%(c)	03/15/37		6,835	6,563,145
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		24,000	26,044,622
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51		7,550	8,648,767
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		27,500	29,775,834

A4

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	9,000	$ 9,903,863
Series 2019-CD08, Class A3
2.657%	08/15/57	25,000	27,184,742
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	19,000	20,074,479
Series 2016-C07, Class A2
3.585%	12/10/54	13,656	15,086,652
Series 2016-C07, Class A3
3.839%	12/10/54	14,766	16,585,635
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	6,771	7,387,165
Series 2015-GC27, Class A2
2.687%	02/10/48	601	601,191
Series 2015-GC31, Class A3
3.497%	06/10/48	22,271	24,526,738
Series 2017-C04, Class A3
3.209%	10/12/50	9,800	10,778,409
Series 2019-GC41, Class A4
2.620%	08/10/56	10,000	10,860,335
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	6,567	7,143,152
Series 2014-CR20, Class A3
3.326%	11/10/47	17,000	18,153,872
Series 2014-UBS04, Class A3
3.430%	08/10/47	15,300	15,751,232
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,680,794
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	16,039,016
Series 2015-LC21, Class A3
3.445%	07/10/48	19,100	20,708,783
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,675,496
Series 2015-PC01, Class A5
3.902%	07/10/50	4,620	5,132,943
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	12,817,986
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	21,773	23,639,512
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	8,471,682
Series 2018-CX12, Class A3
3.959%	08/15/51	7,000	8,181,522
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	12,125,392
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.014%(cc)	11/25/25	9,966	10,920,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-M04, Class A2
3.147%(cc)	03/25/28	9,750	$ 11,115,185
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.493%(cc)	05/25/22	41,632	747,609
Series K021, Class X1, IO
1.543%(cc)	06/25/22	23,079	423,741
Series K024, Class X1, IO
0.922%(cc)	09/25/22	36,533	495,785
Series K025, Class X1, IO
0.929%(cc)	10/25/22	29,837	401,948
Series K052, Class X1, IO
0.790%(cc)	11/25/25	127,069	3,718,795
Series K055, Class X1, IO
1.497%(cc)	03/25/26	27,271	1,753,100
Series K072, Class A2
3.444%	12/25/27	4,300	5,015,151
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	9,450,421
Series K077, Class A2
3.850%(cc)	05/25/28	17,965	21,412,898
Series K081, Class A2
3.900%(cc)	08/25/28	21,830	26,312,417
Series K089, Class A2
3.563%	01/25/29	7,500	8,880,944
Series K097, Class X1, IO
1.218%(cc)	07/25/29	49,973	4,203,238
Series Q001, Class XA, IO
2.194%(cc)	02/25/32	28,199	3,133,801
Series W5FX, Class AFX
3.336%(cc)	04/25/28	5,230	5,919,462
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	4,615	5,067,738
Series 2014-GC26, Class A4
3.364%	11/10/47	8,000	8,575,151
Series 2019-GC42, Class A3
2.749%	09/01/52	22,000	23,983,419
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,317	5,487,476
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,673,265
Series 2013-C09, Class A3
2.834%	05/15/46	11,944	12,399,810
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,625,240
Series 2019-H07, Class A3
3.005%	07/15/52	5,300	5,867,978
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	4,600	4,891,437
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	11,517,135

A5

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	$ 13,480,680
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	11,150,041
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	4,111	4,207,172
Series 2013-C06, Class A3
2.971%	04/10/46	12,184	12,657,568
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,468	3,688,831
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,949,169
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,475,233
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	10,571,468
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,525,344
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	16,366,085
Series 2019-C49, Class A3
3.749%	03/15/52	13,200	14,664,524
Series 2019-C52, Class A4
2.643%	08/15/52	6,400	6,948,483

Total Commercial Mortgage-Backed Securities (cost $691,006,159)			743,027,300
Corporate Bonds — 35.2%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	4,550	4,029,044
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	2,995	3,543,440
			7,572,484
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	2,950	3,069,261
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	1,244	1,592,688
			4,661,949
Airlines — 0.6%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	3,376	3,307,286
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	843	809,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	7,770	$ 7,765,240
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	6,640	7,238,979
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	2,864	2,719,519
			21,840,172
Auto Manufacturers — 1.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
0.676%(c)	04/12/21	1,090	1,090,831
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	17,795	17,594,499
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	923	991,902
6.250%	10/02/43	3,650	4,310,850
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.118%(c)	04/09/21	1,260	1,259,368
Gtd. Notes
3.150%	06/30/22	12,500	12,839,233
3.550%	04/09/21	950	962,509
4.300%	07/13/25	2,587	2,808,064
Sr. Unsec’d. Notes
2.900%	02/26/25	775	798,321
			42,655,577
Auto Parts & Equipment — 0.1%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	725	776,801
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	500	512,820
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	1,634	1,676,443
			2,966,064
Banks — 11.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23	1,000	1,003,464
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,769,717
3.848%	04/12/23	1,400	1,494,463
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	–(a)(rr)	1,490	1,685,153

A6

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)	10,890	$ 11,220,742
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)	7,500	7,295,788
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	3	3,150
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,346	1,428,924
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,816	6,800,153
2.496%(ff)	02/13/31	13,905	14,536,234
3.194%(ff)	07/23/30	7,195	7,949,354
3.824%(ff)	01/20/28	8,055	9,121,198
4.271%(ff)	07/23/29	1,010	1,184,882
Sub. Notes, MTN
4.450%	03/03/26	6,375	7,321,420
Sub. Notes, Series L, MTN
3.950%	04/21/25	8,575	9,524,429
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	5,480	6,400,928
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	6,530	6,733,189
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	7,590	8,060,462
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	–(rr)	2,575	2,512,218
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	4,975	4,922,598
Jr. Sub. Notes, Series T
6.250%(ff)	–(rr)	3,315	3,674,023
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	545	527,464
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31(a)	21,800	22,824,754
2.976%(ff)	11/05/30	9,855	10,626,911
3.668%(ff)	07/24/28	2,000	2,244,690
3.700%	01/12/26	1,940	2,178,990
3.887%(ff)	01/10/28	1,540	1,742,263
8.125%	07/15/39	945	1,646,198
Sub. Notes
4.600%	03/09/26	1,070	1,221,865
4.750%	05/18/46	3,835	4,805,873
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	6,015	6,204,847
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,700	1,725,868
3.800%	06/09/23	5,555	5,976,643
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	10,250	10,447,696
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.539%(c)	02/04/21	2,300	$ 2,297,733
Sr. Unsec’d. Notes
4.250%	02/04/21	2,125	2,144,025
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,960	4,008,402
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,700	2,822,316
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	5,855	6,192,922
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	6,780	7,123,753
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	–(rr)	7,490	7,269,185
Jr. Sub. Notes, Series O
5.300%(ff)	–(rr)	1,035	1,095,474
Sr. Unsec’d. Notes
3.500%	11/16/26	4,640	5,129,175
3.750%	02/25/26	1,290	1,451,171
3.850%	01/26/27	3,850	4,326,168
Sub. Notes
6.750%	10/01/37	1,600	2,315,327
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	980	1,054,710
4.292%(ff)	09/12/26	1,000	1,115,354
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	1,200	1,306,528
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	6,055	6,042,047
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	–(rr)	2,127	2,040,028
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.051%(c)	–(rr)	7,950	7,849,745
Sr. Unsec’d. Notes
3.200%	06/15/26	5,930	6,572,229
3.509%(ff)	01/23/29	1,310	1,474,631
3.782%(ff)	02/01/28	5,075	5,745,028
3.964%(ff)	11/15/48	3,690	4,451,517
4.005%(ff)	04/23/29	23,820	27,591,106
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	6,000	6,661,222
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	5,340	5,731,289
3.772%(ff)	01/24/29	3,610	4,117,778
3.875%	01/27/26	1,105	1,256,107
4.431%(ff)	01/23/30	21,270	25,377,396
5.597%(ff)	03/24/51	2,260	3,408,253

A7

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		8,155	$ 9,017,467
3.591%(ff)	07/22/28		2,055	2,305,659
Sub. Notes, GMTN
4.350%	09/08/26		7,000	8,071,999
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		3,370	3,662,484
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24		550	587,905
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		13,000	13,966,687
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		15,000	15,956,245
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		7,290	7,571,419
3.126%(ff)	08/13/30		7,740	8,564,032
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		44,500	46,440,450
				462,931,517
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		4,500	5,811,116
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		2,540	2,591,729
				8,402,845
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		5,000	5,658,884
Chemicals — 0.7%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		2,560	3,082,302
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)		5,000	5,082,809
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)		1,950	2,308,730
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		250	261,689
Nouryon Holding BV (Netherlands),
Gtd. Notes
6.500%	10/01/26	EUR	3,200	3,874,062
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,800	$ 1,789,530
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45		4,910	6,223,025
OCI NV (Netherlands),
Sr. Sec’d. Notes
3.125%	11/01/24	EUR	1,980	2,304,040
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		2,060	1,980,876
				26,907,063
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		5,690	6,199,821
7.000%	10/15/37		2,050	2,932,778
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		2,200	2,333,192
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		5,000	5,422,201
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,100	1,109,270
5.750%	07/15/27	EUR	5,100	5,346,873
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,000	2,101,756
5.250%	01/15/30		3,000	3,276,225
				28,722,116
Computers — 0.3%
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25		12,575	13,174,601
Diversified Financial Services — 0.4%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		5,000	5,471,129
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		4,895	5,338,918
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		1,975	2,494,851
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		915	933,419
				14,238,317

A8

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 2.5%
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	2,300	$ 2,842,166
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	3,600	3,742,450
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	180	180,094
5.000%	02/01/31	285	290,427
5.125%	03/15/28	6,000	6,207,007
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	1,750	2,168,728
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	2,300	2,823,269
6.450%	01/15/38	2,110	3,200,884
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	3,670	4,574,875
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	8,945	9,514,203
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	2,030	2,374,995
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	1,385	1,730,885
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	4,850	4,739,063
7.125%	02/11/25	2,110	1,943,150
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	368,578
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	2,700	3,371,375
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	2,360	3,304,957
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	855	1,101,257
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	1,000	1,594,330
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	3,560	3,757,352
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,385	2,717,555
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	4,475	5,312,863
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		660	$ 785,903
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		2,930	3,356,825
5.000%	03/15/44		1,500	1,882,185
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		3,750	3,806,571
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		1,125	1,251,407
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		3,550	3,807,714
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		1,025	1,194,056
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series L
3.850%	02/01/48		4,655	5,195,344
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,051	3,204,819
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49		4,445	4,997,302
				97,342,589
Electrical Components & Equipment — 0.3%
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26	EUR	7,981	9,650,796
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,000	854,155
4.250%	10/31/26		1,516	1,342,887
				2,197,042
Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		2,542	685,861
Sr. Sec’d. Notes, 144A
10.500%	04/24/26		299	215,280
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes
4.750%	05/22/25	EUR	1,745	1,770,249
				2,671,390

A9

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,430	$ 2,506,235
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		550	599,481
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		935	992,806
4.875%	10/01/49(a)		6,035	6,348,753
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		2,415	2,905,831
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24	EUR	2,360	2,767,528
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		2,975	3,035,434
				19,156,068
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		3,620	4,674,345
Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		1,200	1,632,501
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		235	289,997
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		3,210	3,743,249
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		2,325	2,430,900
				8,096,647
Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,760	5,523,188
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	1,680	2,016,435
1.625%	03/07/31	EUR	600	784,667
1.625%	10/15/50	EUR	1,535	1,837,572
2.250%	03/07/39	EUR	805	1,107,501
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,350	2,757,187
1.875%	10/01/49	EUR	1,525	1,805,109
				15,831,659
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 2.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		2,250	$ 3,242,341
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		2,505	2,637,587
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		10,345	10,852,579
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		8,500	9,608,080
5.000%	03/15/24		10,000	11,204,140
5.125%	06/15/39		2,250	2,703,737
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		4,000	4,095,769
3.200%	06/01/50(a)		1,830	1,891,608
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29		7,620	8,417,497
IQVIA, Inc.,
Gtd. Notes, 144A
2.250%	01/15/28	EUR	2,700	3,095,293
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		2,000	2,522,843
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		365	377,703
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		6,675	7,206,879
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		6,540	6,724,449
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		3,360	4,390,882
				78,971,387
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		870	878,053
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,215	1,342,789
				2,220,842
Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,250	2,701,645

A10

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,630	$ 1,912,223
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,100	2,576,507
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		15,250	18,420,006
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		2,155	2,816,687
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	893,964
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	293,286
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	2,046,967
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		890	1,127,542
6.850%	12/16/39		246	363,367
				30,450,549
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		4,500	4,549,677
3.500%	08/18/26		1,550	1,570,499
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		1,365	1,461,926
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,100	1,201,362
				8,783,464
Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,950	2,035,058
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		1,840	1,947,917
5.375%	06/01/29		1,000	1,083,454
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29		16,850	20,166,911
5.375%	05/01/47		1,210	1,434,697
6.384%	10/23/35		4,300	5,863,605
6.484%	10/23/45		1,000	1,337,980
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	4,000	$ 3,878,830
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	1,900	2,140,097
3.750%	04/01/40	6,870	8,067,093
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	7,280	7,845,600
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	2,295	1,623,995
Discovery Communications LLC,
Gtd. Notes, 144A
4.000%	09/15/55	2,470	2,498,229
			57,888,408
Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	850	1,222,409
7.500%	07/27/35	600	879,494
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41	1,743	2,005,422
			4,107,325
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	5,100	3,823,808
7.875%	04/15/27	2,440	1,837,634
			5,661,442
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	3,355	3,398,817
2.750%	01/06/23(a)	970	1,007,683
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	2,000	2,586,831
			6,993,331
Oil & Gas — 1.9%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	7,825	7,523,460
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	650	498,031
10.000%	04/01/22	400	397,490
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	–(a)(rr)	8,590	8,952,535

A11

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		880	$ 743,441
6.750%	11/15/39		1,980	1,985,092
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		4,570	5,047,098
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		489	553,762
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)		7,100	6,764,800
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,895	1,914,083
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		1,438	1,511,514
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,505	1,654,151
4.750%	04/19/27		500	557,117
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26		2,620	2,458,591
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24		2,000	2,189,678
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		7,000	3,079,917
6.450%	09/15/36		55	46,748
6.950%	07/01/24		3,110	3,015,817
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,640	1,523,237
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		811	851,416
6.625%	01/16/34	GBP	2,020	2,853,634
7.375%	01/17/27		1,770	2,097,012
8.750%	05/23/26		680	849,433
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	1,400	1,402,120
5.500%	01/21/21		740	746,900
6.350%	02/12/48		2,044	1,530,951
6.500%	03/13/27		1,680	1,566,569
6.500%	01/23/29		1,200	1,073,498
Gtd. Notes, 144A
6.490%	01/23/27		5,091	4,762,302
7.690%	01/23/50		621	514,515
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,150	2,206,068
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	1,000	$ 901,896
5.000%	03/15/23	1,458	1,385,283
Gtd. Notes, 144A
9.250%	02/01/26(a)	2,150	2,208,433
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/25	407	323,185
			75,689,777
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	3,935	4,818,396
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	1,250	1,325,552
Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	3,640	4,033,444
4.500%	05/14/35	10,025	12,171,781
4.700%	05/14/45	5,155	6,309,099
Sr. Unsec’d. Notes, 144A
4.550%	03/15/35	7,332	8,945,690
4.875%	02/15/21	2,046	2,056,612
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30(a)	500	491,506
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	5,550	6,344,926
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.625%	05/15/24(a)	6,695	7,372,036
4.125%	06/15/39	980	1,238,701
4.250%	10/26/49	2,060	2,708,271
4.625%	05/15/44	2,000	2,669,504
5.000%	08/15/45	1,190	1,663,174
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	5,000	5,610,645
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	12,250	13,484,510
4.100%	03/25/25	1,286	1,452,507
4.300%	03/25/28	5,650	6,622,208
4.780%	03/25/38	935	1,134,321
5.125%	07/20/45	1,875	2,365,865
5.300%	12/05/43	645	820,947
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28(a)	710	524,582

A12

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sec’d. Notes, 144A
9.500%	07/31/27(a)	563	$ 588,386
Mylan NV,
Gtd. Notes
5.250%	06/15/46	5,935	7,396,872
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,585	1,712,117
4.000%	06/22/50	2,930	3,112,743
			100,830,447
Pipelines — 1.6%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	2,860	3,027,727
6.250%	04/15/49	5,080	5,238,478
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	3,195	2,520,889
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41(a)	1,600	2,017,372
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	6,145	5,546,771
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	7,505	7,695,288
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,525	2,572,465
4.875%	06/01/25	5,275	5,969,268
5.200%	03/01/47	290	312,234
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	600	622,525
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,400	3,850,542
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	6,410	5,659,262
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)	4,120	3,999,660
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,160,478
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	340	275,805
5.450%	04/01/44(a)	1,925	1,654,974
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21	2,100	2,160,108
4.850%	03/01/48	165	184,824
5.100%	09/15/45	3,500	3,920,847
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.400%	03/04/44		2,000	$ 2,256,190
				60,645,707
Real Estate Investment Trusts (REITs) — 0.7%
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		9,670	9,843,752
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		3,300	3,351,860
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	3,000	3,687,011
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		10,050	10,655,363
				27,537,986
Retail — 0.6%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		2,000	2,035,663
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28(a)		8,614	10,125,862
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	2,800	3,118,717
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,600	6,550,322
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		2,175	2,270,642
Macy’s Retail Holdings LLC,
Gtd. Notes
3.875%	01/15/22		340	321,848
				24,423,054
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		3,475	3,669,277
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		218	228,925
3.950%	08/08/56		1,032	1,355,232
				1,584,157
Telecommunications — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		30,375	31,961,724
3.800%	02/15/27		1,075	1,211,789
4.500%	03/09/48		624	709,776

A13

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	565	$ 546,018
3.550%	09/15/55	200	192,018
3.650%	09/15/59	120	116,945
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	2,818	2,855,539
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	9,000	10,649,195
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	850	917,059
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	2,779	2,906,017
7.875%	09/15/23	4,000	4,587,435
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/41	1,575	1,553,658
3.300%	02/15/51	1,905	1,881,107
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	1,620	2,122,222
			62,210,502
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23(a)	891	944,861
Transportation — 0.2%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	319	388,992
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	5,250	5,557,074
			5,946,066

Total Corporate Bonds (cost $1,299,601,906)			1,368,791,358
Municipal Bonds — 2.0%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	625	741,288
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	2,455	3,306,541
California — 0.6%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,890	8,339,700
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,900	$ 6,701,975
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,475	2,203,414
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	3,170	5,254,116
			22,499,205
Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	2,970	4,429,488
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	7,055	7,357,589
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	1,050	1,054,168
			12,841,245
Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	2,200	3,181,574
Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	400	627,092
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,750	2,875,128
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,075	1,811,439
Rutgers State University of New Jersey (The),
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	1,920	2,665,747
			7,352,314
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,320	1,764,246
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	2,000	3,208,460
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,485,470
			7,458,176

A14

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%
1.045%(c)	07/25/36	5,900	$ 5,808,078
Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	4,165	6,147,998
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	769,495
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,949,427
			2,718,922
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,270	1,625,460
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,110	1,529,325

Total Municipal Bonds (cost $62,693,718)			75,837,218
Residential Mortgage-Backed Securities — 6.0%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.338%(c)	03/27/36	2,390	2,346,846
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.278%(c)	02/27/37	1,517	1,475,172
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.318%(c)	05/27/36	467	461,962
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.814%(c)	09/26/45	846	848,062
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	04/25/28	1,078	1,067,297
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	04/25/29	575	573,660
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.248%(c)	07/25/29	976	973,681
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.748%(c)	07/25/29	2,700	2,640,217
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.575%(c)	10/25/29	1,562	$ 1,559,366
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.175%(c)	10/25/29	5,600	5,420,752
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	06/25/30	2,780	2,785,715
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.548%(c)	06/25/30	720	729,815
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/26/30	760	760,887
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	08/26/30	605	609,477
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.148%(c)	08/26/30	715	715,852
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.306%	09/15/21^	22,542	22,359,353
Central Park Funding Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.547%(c)	04/25/24	4,384	4,402,357
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	2,067	2,078,793
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	6,200	6,195,969
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	6,494	6,556,818
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	4,796	4,811,262
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.231%(cc)	09/25/47	1,144	1,058,607
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.298%(c)	09/25/31	4,137	4,120,339
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.505%(c)	09/25/45	234	232,562
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	12/25/59^	11,209	11,096,729
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29	620	615,528

A15

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.248%(c)	06/25/50	565	$ 576,148
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.148%(c)	06/25/50	2,300	2,305,759
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.148%(c)	08/25/50	4,085	4,220,294
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50	2,110	2,135,448
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.748%(c)	07/25/50	5,885	5,914,468
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.402%(c)	09/25/50	830	836,042
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.302%(c)	09/25/50	595	596,593
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	5,802	6,051,435
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	10,811	10,830,392
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	14,012	14,252,010
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	01/26/37	2,427	2,377,632
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	10/26/36	2,133	2,093,144
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	10/26/36	2,025	1,916,093
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29	383	378,944
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	2,014	2,020,762
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	9,152	9,150,003
Series 2020-SL01, Class A, 144A
2.734%	09/01/2100	4,330	4,329,974
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	04/01/24	1,238	1,227,487
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.600%(c)	12/11/21^	29,570	$ 29,570,000
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.907%(c)	09/23/21	11,670	11,670,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.157%(c)	09/23/21	6,820	6,820,000
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/28	171	170,930
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	07/25/29	111	111,355
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	07/25/30	1,800	1,813,174
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.898%(c)	07/25/30	3,100	3,097,430
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.798%(c)	06/25/57	1,266	1,264,288
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	03/25/28	19	19,198
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.848%(c)	03/25/28	260	247,673
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.348%(c)	06/25/29	102	101,777
Series 2020-02, Class M1A, 144A
—%(p)	10/25/30	3,465	3,465,000
Series 2020-02, Class M1B, 144A
—%(p)	10/25/30	2,185	2,185,000
Series 2020-02, Class M1C, 144A
—%(p)	10/25/30	1,710	1,710,000
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	05/20/21^	11,260	11,260,000

Total Residential Mortgage-Backed Securities (cost $230,044,955)			231,215,531

A16

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 4.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		9,234	$ 3,839,269
0.125%(cc)	01/09/38		3,694	1,588,776
1.000%	07/09/29		489	222,836
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,235	1,252,687
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,472	1,515,014
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		1,085	1,166,702
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	2,280	2,606,391
4.750%	04/16/26	EUR	3,245	3,622,081
6.375%	04/11/31	EUR	3,065	3,333,800
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		2,610	2,355,860
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,000	1,267,121
3.650%(cc)	02/24/24	EUR	1,100	1,436,657
3.650%(cc)	02/24/26	EUR	850	1,160,297
3.650%(cc)	02/24/31	EUR	1,690	2,489,588
3.650%(cc)	02/24/32	EUR	1,295	1,943,263
3.650%(cc)	02/24/35	EUR	1,000	1,554,671
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	1,245,939
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,899	2,177,061
1.450%	09/18/26	EUR	1,355	1,612,500
3.375%	07/30/25	EUR	1,700	2,212,413
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,055	6,912,715
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		3,400	3,545,296
2.125%	04/13/21		200	201,769
2.625%	04/20/22		3,800	3,926,307
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	2,626,359
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,590	2,308,706
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		16,840	19,730,455
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,520	4,663,796
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		5,210	$ 2,071,048
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	855,837
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		8,285	9,663,572
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	6,030	9,850,533
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		16,870	21,392,297
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	1,400	1,739,916
3.875%	10/29/35	EUR	800	1,065,757
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	770	1,025,791
4.125%	03/11/39	EUR	2,457	3,271,936
4.375%	08/22/23		1,500	1,632,154
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		3,097	3,558,857
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,000	6,057,563
2.500%	06/08/22		800	826,302
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		3,430	3,515,134
8.994%	02/01/24		510	533,478
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	4,605	4,421,842
7.750%	09/01/22		1,550	1,588,721
8.994%	02/01/24		2,800	2,928,901
9.750%	11/01/28		1,600	1,732,806

Total Sovereign Bonds (cost $153,515,951)				160,250,774
U.S. Government Agency Obligations — 8.6%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		236	251,796
2.500%	03/01/30		1,106	1,178,775
3.000%	05/01/29		1,186	1,265,476
3.500%	09/01/42		687	750,456
4.000%	11/01/37		1,152	1,245,107
4.000%	09/01/40		4,154	4,559,749
4.000%	11/01/40		2,450	2,704,408
4.000%	12/01/40		2,010	2,219,681
4.000%	01/01/44		870	955,580
4.000%	01/01/44		885	972,345
4.000%	06/01/48		653	695,788
4.000%	07/01/48		7,585	8,082,673
4.500%	12/01/40		1,192	1,339,636
4.500%	07/01/41		2,387	2,688,605
4.500%	03/01/42		1,936	2,178,173

A17

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/44	1,885	$ 2,114,469
6.250%	07/15/32(k)	3,400	5,329,845
6.750%	09/15/29	4,060	6,136,500
6.750%	03/15/31	4,000	6,240,700
Federal Home Loan Mortgage Corp., MTN
2.559%(s)	12/14/29(k)	2,400	2,139,258
Federal National Mortgage Assoc.
2.000%	TBA	10,000	10,390,625
2.000%	TBA	23,500	24,235,059
2.500%	TBA	19,500	20,410,059
2.500%	04/01/28	72	76,044
2.500%	06/01/28	900	956,261
2.500%	08/01/28	381	399,027
2.500%	09/01/28	509	532,142
3.000%	TBA	22,500	23,574,902
3.000%	02/01/31	1,715	1,799,887
3.000%	01/01/32	286	299,884
3.000%	07/01/43	237	251,980
3.000%	08/01/43	471	501,796
3.000%	11/01/43	6,371	6,782,308
3.000%	12/01/47	7,326	7,754,581
3.500%	04/01/32	2,104	2,233,643
3.500%	05/01/42	1,044	1,130,148
3.500%	05/01/42	1,114	1,227,974
3.500%	05/01/42	1,510	1,634,541
3.500%	07/01/42	4,846	5,208,807
3.500%	09/01/42	3,374	3,660,776
3.500%	09/01/42	17,056	18,499,054
3.500%	02/01/47	2,983	3,161,254
4.000%	09/01/40	1,870	2,051,892
4.000%	12/01/43	77	83,677
4.000%	07/01/47	6,323	6,908,842
4.000%	09/01/47	2,763	2,958,346
4.000%	10/01/47	6,957	7,744,496
4.000%	11/01/47	1,828	2,034,617
4.000%	10/01/48	479	511,021
4.000%	11/01/48	1,766	1,924,194
4.500%	05/01/39	1,941	2,180,662
4.500%	12/01/40	3,203	3,606,258
4.500%	06/01/48	4,568	4,954,988
4.500%	01/01/49	2,002	2,162,784
6.250%	05/15/29(k)	4,310	6,234,898
6.625%	11/15/30(k)	1,485	2,280,657
7.125%	01/15/30(k)	1,440	2,230,608
Freddie Mac Coupon Strips
3.221%(s)	07/15/32	850	702,494
Government National Mortgage Assoc.
2.500%	TBA	22,000	23,057,890
3.500%	09/15/41	231	245,592
3.500%	11/15/41	4	4,219
3.500%	11/15/41	101	107,098
3.500%	01/15/42	20	20,895
3.500%	02/15/42	167	176,707
3.500%	03/15/42	10	10,806
3.500%	03/15/42	570	600,949
3.500%	05/15/42	173	184,378
3.500%	06/15/42	86	90,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/15/42	23	$ 24,277
3.500%	07/15/42	129	136,719
3.500%	07/15/42	247	265,729
3.500%	07/15/42	262	275,330
3.500%	08/15/42	18	19,467
3.500%	01/15/43	102	108,513
3.500%	02/15/43	186	196,058
3.500%	04/15/43	493	522,714
3.500%	05/15/43	10	10,777
3.500%	05/15/43	15	15,965
3.500%	05/15/43	34	35,262
3.500%	05/15/43	63	70,532
3.500%	05/20/43	4,550	4,931,824
3.500%	07/15/43	353	395,021
3.500%	10/15/43	38	42,504
3.500%	11/15/43	18	19,030
3.500%	12/15/43	473	528,965
3.500%	01/15/44	135	143,917
3.500%	08/20/48	10,358	10,940,410
3.500%	09/20/48	17,810	18,811,079
4.000%	01/20/40	688	759,819
4.000%	10/20/40	624	680,593
4.000%	02/20/41	811	891,189
4.000%	12/20/46	3,632	3,906,643
4.000%	07/20/47	405	436,145
4.000%	12/20/47	2,091	2,241,999
4.000%	01/20/48	14,399	15,426,974
4.500%	05/20/40	1,965	2,181,753
4.500%	12/20/40	1,900	2,108,621
4.500%	11/20/46	603	669,121
4.500%	08/20/48	4,061	4,375,254
Tennessee Valley Authority Generic Strip, Bonds
2.705%(s)	09/15/30	2,730	2,306,741
2.898%(s)	03/15/33	600	481,447

Total U.S. Government Agency Obligations (cost $322,313,841)			334,799,197
U.S. Treasury Obligations — 6.7%
U.S. Treasury Bonds
1.250%	05/15/50(a)	5,790	5,486,930
2.250%	08/15/49(h)(k)	3,545	4,216,334
2.875%	05/15/43(a)	3,380	4,413,012
3.000%	11/15/44	2,875	3,841,719
3.000%	05/15/45(a)	2,815	3,769,021
3.125%	02/15/43(a)(h)	40,480	54,844,075
3.375%	05/15/44	4,675	6,597,594
3.625%	08/15/43(a)	30,985	45,175,162
3.625%	02/15/44(a)	5,575	8,145,598
3.750%	11/15/43(a)	6,105	9,068,787
U.S. Treasury Notes
0.125%	07/31/22	80	79,991
0.375%	03/31/22	5,000	5,017,773
0.375%	09/30/27	7,950	7,896,586
0.625%	08/15/30(a)	155	154,104
2.250%	11/15/25(k)	8,695	9,557,028
2.250%	11/15/27(a)(k)	18,270	20,539,476
2.625%	03/31/25(k)	2,225	2,461,406

A18

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.125%	11/15/28(a)	28,745	$ 34,619,759
U.S. Treasury Strips Coupon
1.498%(s)	08/15/41	40,000	29,962,500
2.090%(s)	11/15/35	350	293,959
U.S. Treasury Strips Principal
2.035%(s)	11/15/44	8,305	5,844,644

Total U.S. Treasury Obligations (cost $259,545,469)			261,985,458

	Shares
Common Stocks — 0.0%
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	12,050	56,756
Oil, Gas & Consumable Fuels — 0.0%
Frontera Energy Corp. (Colombia)	64,148	103,278

Total Common Stocks (cost $1,279,096)		160,034

Total Long-Term Investments (cost $3,807,919,271)		3,969,796,635
Short-Term Investments — 6.8%
Affiliated Mutual Funds — 6.8%
PGIM Core Ultra Short Bond Fund(w)	43,595,116	43,595,116
PGIM Institutional Money Market Fund (cost $218,704,333; includes $218,640,605 of cash collateral for securities on loan)(b)(w)	218,930,280	218,886,494

Total Affiliated Mutual Funds (cost $262,299,449)		262,481,610
Options Purchased*~ — 0.0%
(cost $26,602)		1,509,477

Total Short-Term Investments (cost $262,326,051)		263,991,087

TOTAL INVESTMENTS—108.9% (cost $4,070,245,322)		4,233,787,722

Liabilities in excess of other assets(z) — (8.9)%		(345,444,707)

Net Assets — 100.0%		$ 3,888,343,015

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $89,588,111 and 2.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $213,442,087; cash collateral of $218,640,605 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A19

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,657	$ 111,158
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	11,320	256,460
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	22,471	509,963
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	22,780	534,959
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	4,528	96,937
Total Options Purchased (cost $26,602)							$1,509,477
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,339	5 Year U.S. Treasury Notes	Dec. 2020	$168,755,844	$ 113,370
314	10 Year U.S. Ultra Treasury Notes	Dec. 2020	50,215,470	(40,921)
629	20 Year U.S. Treasury Bonds	Dec. 2020	110,880,906	(249,805)
1,348	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	299,003,250	(1,981,808)
				(2,159,164)
Short Positions:
3,356	2 Year U.S. Treasury Notes	Dec. 2020	741,544,908	(287,318)
249	5 Year Euro-Bobl	Dec. 2020	39,461,537	(31,471)
353	10 Year Euro-Bund	Dec. 2020	72,229,439	(618,374)
3,209	10 Year U.S. Treasury Notes	Dec. 2020	447,755,781	(900,547)
136	Euro Schatz Index	Dec. 2020	17,905,000	(5,874)
				(1,843,584)
				$(4,002,748)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	9,482	$ 12,099,726	$ 12,234,950	$ 135,224	$ —
Expiring 10/02/20	Morgan Stanley & Co. International PLC	GBP	426	552,281	550,028	—	(2,253)
Euro,
Expiring 10/02/20	Barclays Bank PLC	EUR	2,198	2,574,935	2,577,059	2,124	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	EUR	348	411,057	407,480	—	(3,577)
A20

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/20	UBS AG	EUR	103,377	$120,310,623	$121,208,817	$ 898,194	$ —
				$135,948,622	$136,978,334	1,035,542	(5,830)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	9,908	$ 13,013,801	$ 12,784,979	$ 228,822	$ —
Expiring 11/03/20	Citibank, N.A.	GBP	9,482	12,101,499	12,236,994	—	(135,495)
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	105,922	125,133,459	124,193,356	940,103	—
Expiring 11/03/20	Goldman Sachs International	EUR	3,173	3,690,343	3,722,412	—	(32,069)
Expiring 11/03/20	UBS AG	EUR	103,377	120,390,740	121,288,871	—	(898,131)
				$274,329,842	$274,226,612	1,168,925	(1,065,695)
						$2,204,467	$(1,071,525)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/23	1.000%(Q)	4,500	0.309%	$ 101,780	$ (2,975)	$ 104,755	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	15,000	0.243%	371,719	(9,916)	381,635	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	22,500	1.875%	(613,835)	(14,874)	(598,961)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	4,500	0.366%	93,454	(2,975)	96,429	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	6,000	0.971%	7,166	(3,967)	11,133	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	6,000	0.688%	61,799	(3,967)	65,766	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	4,500	0.520%	70,938	(2,975)	73,913	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	4,500	0.455%	80,491	(2,975)	83,466	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	4,500	0.309%	101,848	(2,975)	104,823	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	13,500	2.596%	(664,913)	(8,925)	(655,988)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	22,500	5.183%	(2,750,020)	(14,874)	(2,735,146)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	13,500	0.889%	51,654	(8,925)	60,579	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	19,500	0.982%	16,429	(12,891)	29,320	Barclays Bank PLC
					$(3,071,490)	$(93,214)	$(2,978,276)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	141,000	$3,111,828	$(27,165)	$3,138,993	Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a package trade consisting of two parts.The Portfolio bought protection on an
A21

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Emerging Market CDX Index and sold protection on the countries which compromise the index. The upfront premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the index exposure will be reduced by an amount proportionate to the terminated swap(s).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.045%(M)	26,376	*	$1,978	$—	$1,978	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	1,710	$(5,286)	$ 6,830	$(12,116)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	(5,208)	17,058	(22,266)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(1,746)	6,405	(8,151)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(1,746)	5,881	(7,627)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(1,746)	2,123	(3,869)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	(896)	1,158	(2,054)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	400	3,799	2,848	951	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	355	3,372	2,111	1,261	Citibank, N.A.
				$(9,457)	$44,414	$(53,871)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	13,800	2.807%	$ (295,481)	$ 91,507	$(386,988)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,300	0.887%	4,352	(81,647)	85,999	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	7,000	1.117%	(28,060)	(400,262)	372,202	JPMorgan Chase Bank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	2,000	1.117%	(8,017)	(307,344)	299,327	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,000	1.216%	(17,273)	(338,520)	321,247	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	970	1.441%	(21,200)	(136,141)	114,941	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	3,000	1.559%	(90,540)	(382,837)	292,297	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,045	0.672%	13,004	3,607	9,397	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	3,955	5.232%	(420,727)	(72,517)	(348,210)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	5.232%	(151,589)	(50,581)	(101,008)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	5.232%	(149,462)	(59,865)	(89,597)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(49,997)	(20,522)	(29,475)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(49,998)	(20,151)	(29,847)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(49,998)	(16,762)	(33,236)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	5.232%	(25,531)	(8,514)	(17,017)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	5.666%	(68,673)	(32,239)	(36,434)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	355	5.666%	(60,947)	(28,279)	(32,668)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	2.727%	(88,607)	(15,179)	(73,428)	Citibank, N.A.
					$(1,558,744)	$(1,876,246)	$ 317,502

A22

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	62,200	$(572,142)	$718,942	$1,291,084

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx Europe Series 34.V1	12/20/25	1.000%(Q)	EUR	102,000	0.592%	$2,708,422	$2,582,469	$(125,953)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2)^:
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	32,129	*	$(2,972)	$(4,102)	$1,130	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A23

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	12,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (56)	$ 418,386	$ 418,442
BRL	47,377	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	38,500	38,500
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	113,431	113,431
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	133,573	133,573
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	32,461	32,461
CNH	26,020	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	69	43,354	43,285
CNH	76,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	124,244	124,244
CNH	56,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(41)	106,022	106,063
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(111)	86,103	86,214
COP	8,418,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	139,939	139,939
COP	5,947,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	114,954	114,954
COP	4,161,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	81,256	81,256
EUR	5,135	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(84,692)	(278,926)	(194,234)
EUR	5,135	05/11/28	0.500%(A)	1 Day EONIA(2)(A)	449,153	465,400	16,247
GBP	1,060	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(7,722)	(7,606)	116
GBP	3,270	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(103,656)	(167,913)	(64,257)
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(193,705)	(193,705)
GBP	4,490	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(350,312)	(520,867)	(170,555)
HUF	213,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	1,007	1,007
HUF	3,333,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	25,527	25,527
HUF	936,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	63,046	63,046
JPY	3,452,700	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(4,426)	(4,426)
NZD	4,600	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	305,942	305,942
	6,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(627,303)	(627,303)
ZAR	216,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(7,299)	(210,290)	(202,991)
ZAR	12,100	08/03/25	5.075%(Q)	3 Month JIBAR(1)(Q)	83	(7,335)	(7,418)
ZAR	58,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,573)	178,813	181,386
ZAR	78,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(23,411)	232,611	256,022
ZAR	42,100	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,130	146,261	145,131
ZAR	46,700	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(420)	202,876	203,296
ZAR	31,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(290)	142,920	143,210
ZAR	7,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(152)	73,939	74,091
ZAR	15,700	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(68)	129,104	129,172
ZAR	36,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(732)	410,315	411,047
ZAR	18,200	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,092)	26,076	27,168
ZAR	129,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,651)	94,266	97,917
ZAR	7,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(114)	3,297	3,411
					$(135,957)	$1,915,252	$2,051,209

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,638	$2,644	$(3,124)	$5,768
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
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AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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